Assets Under Development (Tables)	9 Months Ended
Sep. 30, 2025
Extractive Industries [Abstract]
Schedule for assets under development

	September 30, 2025			December 31, 2024
(in thousands of $)	FLNG Gimi	MKII FLNG	Total	FLNG Gimi	MKII FLNG	Total
Opening balance	1,762,632	498,565	2,261,197	1,562,828	—	1,562,828
Transferred from other non-current assets	—	—	—	—	255,289	255,289
Transferred from vessels and equipment, net	—	76,270	76,270	—	—	—
Additions	65,381	444,794	510,175	109,130	238,079	347,209
Interest costs capitalized	38,816	37,763	76,579	90,674	5,197	95,871
Reimbursement of capital spares invoiced to bp at COD	(43,152)	—	(43,152)	—	—	—
Derecognition on commencement of sales-type lease (note 5)	(1,823,677)	—	(1,823,677)	—	—	—
Closing balance	—	1,057,392	1,057,392	1,762,632	498,565	2,261,197

Schedule of fiscal year maturity
As of September 30, 2025, the estimated timing of the outstanding payments is as follows, of which $43.4 million is presented within “Trade accounts payable” and “Accrued expenses” in the unaudited consolidated balance sheets:

(in thousands of $)
Period ending December 31,
2025 (1)	109,434
2026	414,406
2027	398,938
2028	354,282
Total	1,277,060
(1) For the three months ending December 31, 2025.